Mortgage Servicing Rights - Sensitivity to Changes in Market Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (540)	$ (435)
Net fair value 50 basis points	(242)	(199)
Net fair value 25 basis points	(114)	(93)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	441	399
Net fair value 50 basis points	223	194
Net fair value 25 basis points	109	91
Down Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(99)	(36)
Net fair value 50 basis points	(19)	(5)
Net fair value 25 basis points	(5)	(2)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	346	287
Net fair value 50 basis points	185	154
Net fair value 25 basis points	100	82
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(375)	(301)
Net fair value 50 basis points	(197)	(157)
Net fair value 25 basis points	(102)	(82)
Up Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(29)	(14)
Net fair value 50 basis points	(12)	(3)
Net fair value 25 basis points	$ (2)